Deferred Revenue, detail (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2007
Deferred Revenue Arrangement [Line Items]
Total	$ 2,827	$ 8,136
[HiresCollectedInAdvanceMember]
Deferred Revenue Arrangement [Line Items]
Total	2,827	3,905
[DeferredRevenueFromTimeCharterAttachedMember]
Deferred Revenue Arrangement [Line Items]
Deferred Revenue, Description	liability amounting to $25,000 associated with the acquisition of the vessel “Salt Lake City” with a charter party attached at a charter rate below market at the date of delivery of the vessel in 2007
Total	$ 0	$ 4,231	$ 25,000